Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Basis of preparation

2 Basis of preparation

These consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).

2.1 Functional and presentation currency

The financial statements of each subsidiary included in the consolidation are prepared using the functional currency of the main economic environment it operates.

These consolidated financial statements are presented in U.S dollar (US$). The Group selected the US$ as its presentation currency to facilitate a more direct comparison to other competitors.

2.2 Foreign currencies

Transactions in foreign currencies other than an entity’s functional currency are initially measured in the functional currency of the entity using the exchange rate effective at the date of each transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the closing exchange rate at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income, under the caption “Finance income” or “Finance expense”.

2.3 Translation of subsidiaries financial statements

The consolidated financial statements of foreign subsidiaries are prepared using each subsidiary’s respective functional currency. The results and financial position of all entities with a functional currency different from its ultimate parent’s functional currency (R$) have been translated to R$ and then these financial statements have been translated from the parent´s functional currency (R$) into the Group’s presentation currency (US$), as follows:

i.	assets and liabilities are translated at the current rate at the date of each closing period;

ii.	income and expenses are translated at the average rate at the date of each closing period; and

iii.	all exchange rate translation differences are recognized in other comprehensive income (loss) and are presented in the statement of comprehensive income (loss) as foreign currency translation adjustments.

2.4 Basis of consolidation

The Group consolidates all entities it controls. The Group controls an entity when the Group is exposed to or has rights to variable returns resulting with its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date that the control is obtained by to the Group. Consolidation is discontinued from the date that control ceases.

Investments in equity-accounted investees are recognized using the equity method. An associate is an entity over which the Group has significant influence but does not exercise effective control. Joint ventures are all entities over which the Group shares control with one or more parties.

Accounting policies of subsidiaries have been changed where necessary to ensure consistency with policies adopted by the Group. Intercompany transactions, balances, income and expenses transactions between group companies are eliminated on consolidation.

Non-controlling interests represent the portion of consolidated subsidiaries not owned by the Group and is presented in the consolidated financial statements as a part of shareholder’s equity. The net income (loss) attributable to non-controlling interests is presented in the statement of income.

When the Group acquires or disposes of non-controlling interest of an entity that it already controls, any gains or losses arising from the difference between the amount paid or received and the carrying amount of the non-controlling interest on a per share basis is recognized in shareholder’s equity under the caption “Capital transactions”.

2.5 New standards, amendments and interpretations

a. Standards, amendments and interpretations recently issued and adopted by the Group

IAS 21 - Effect of changes in exchange rates and translation of financial statements

Starting from January 1, 2025, this amendment establishes accounting requirements for situations where a functional currency cannot be converted into other currencies. In such cases, the Company must use the most recent observable exchange rate to translate the results and financial position of foreign operations into its presentation currency. The entity should also disclose this exchange rate, the date it was observed, and the reasons why the currency is non-exchangeable. No impacts were identified due to this change.

b. New accounting standards or amendments not yet effective.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after 1 January 2027. The new standard introduces the following key new requirements.

●	Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities’ net profit will not change.

●	Management-defined performance measures are disclosed in a single note in the financial statements.

●	Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Group is still in the process of assessing the impact of the new standard and will adjust its disclosures in the annual financial statements in accordance with the standard’s requirements once it becomes effective.

IFRS 9 and IFRS 7 – Classification, Measurement and Disclosure of Financial Instruments

Starting January 1, 2026, amendments to IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosures will become effective, establishing that:

i.	They clarify the timing of recognition and derecognition of financial assets measured at amortized cost or at fair value, and of financial liabilities, including transactions settled through electronic payment or clearing systems;

ii.	They enhance guidance for assessing the solely payments of principal and interest criterion, particularly for instruments containing contractual terms with contingent features, non-standard indices, or adjustments to consideration; and

iii.	They introduce additional disclosure requirements related to significant judgments applied in the classification of financial instruments and to equity instruments designated at fair value through other comprehensive income, including more detailed information on gains, losses and disposals.

Additionally, with respect to power purchase agreements whose delivery is contingent upon weather-related factors, such as wind or solar energy purchase contracts with variable volumes, the amendments clarify the circumstances under which such instruments may qualify as contracts entered into for own use and, therefore, remain outside the scope of fair value measurement. The amendments also permit their designation as hedging instruments, provided that the formal documentation and effectiveness requirements set forth in the applicable standard are met. Furthermore, specific disclosures are required regarding the nature of such contracts, including their key terms and conditions, exposure to weather-related variables, and the corresponding impacts on profit or loss, cash flows and the entity’s risk management.

The Group is currently assessing the impacts arising from the application of these amendments on its financial statements.

2.6 Significant accounting judgements and estimates

The preparation of these consolidated financial statements requires the use of estimates and judgment by management in the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Judgments: Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes:

●	Share-based compensation (note 24);

●	Deferred and current income taxes – uncertain tax treatments (note 9, 17 e 19)

Assumptions and estimation uncertainties: Information about assumptions and estimation uncertainties at the reporting date that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year is included in the following notes:

●	Fair value measurement for biological assets (note 6);

●	Recognition and recoverability of deferred income taxes assets (note 9);

●	Impairment of financial assets (note 4);

●	Key assumptions underlying the impairment test of goodwill (note 14);

●	Key assumptions about the likelihood and magnitude of an outflow of resources related to the provision for legal proceedings (note 19);

●	Derivative financial instruments and hedge accounting (note 27).

The Group periodically reviews the estimates and assumptions on an ongoing basis. Revisions to estimates are recognized prospectively.